UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): 	(  ) is a restatement.
					(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Greenbrier Partners, Ltd.
Address: 1901 N. Akard
	Dallas, TX 75201

13F File Number: 028-12668

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name: Frederick E. Rowe, Jr.
Title: General Partner
Phone: (214) 720-2060
Signature, Place and Date of Signing
FREDERICK E. ROWE, JR. 	DALLAS, TX	19-Oct-11

Report Type (check only one):
(X)	13F HOLDINGS REPORT
( )	13F NOTICE
( )	13F COMBINATION REPORT

List of other managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total:	$144,986

List of Other Included Managers:
None

NAME OF ISSUER			TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
								X$1000	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHARED	NONE

APPLE INC			COM		037833100	21354	56000	SH		SOLE		56000	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	7104	100000	SH		SOLE		100000	0	0
CARMAX INC			COM		143130102	7155	300000	SH		SOLE		300000	0	0
COSTCO WHSL CORP NEW		COM		22160K105	8213	100000	SH		SOLE		100000	0	0
D R HORTON INC			COM		23331A109	723	80000	SH		SOLE		80000	0	0
DEVON ENERGY CORP NEW		COM		25179M103	3326	60000	SH		SOLE		60000	0	0
EXCO RESOURCES INC		COM		269279402	1876	175000	SH		SOLE		175000	0	0
GOOGLE INC			CL A		38259P508	9271	18000	SH		SOLE		18000	0	0
LENNAR CORP			CL A		526057104	677	50000	SH		SOLE		50000	0	0
LIBERTY MEDIA CORP NEW		LIB STAR COM A	53071M708	3814	60000	SH		SOLE		60000	0	0
MARKEL CORP			COM		570535104	8928	25000	SH		SOLE		25000	0	0
MCDONALDS CORP			COM		580135101	10538	120000	SH		SOLE		120000	0	0
MICROSOFT CORP			COM		594918104	9956	400000	SH		SOLE		400000	0	0
ORACLE CORP			COM		68389X105	5748	200000	SH		SOLE		200000	0	0
PETSMART INC			COM		716768106	8530	200000	SH		SOLE		200000	0	0
PULTE GROUP INC			COM		745867101	3950	1000000	SH		SOLE		1000000	0	0
QUALCOMM INC			COM		747525103	4863	100000	SH		SOLE		100000	0	0
TEVA PHARMACEUTICAL INDS LTD	ADR		881624209	9305	250000	SH		SOLE		250000	0	0
TITANIUM METALS CORP		COM NEW		888339207	2771	185000	SH		SOLE		185000	0	0
VALHI INC NEW			COM		918905100	7784	143700	SH		SOLE		143700	0	0
WPP PLC 			ADR		92933H101	9096	197535	SH		SOLE		197535	0	0